1. Summary of Significant Accounting Policies and Use of Estimates: Intangible Assets (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Patent
Finite-Lived Intangible Asset, Useful Life	20 years	20 years
Patents and Trademarks | Minimum
Finite-Lived Intangible Asset, Useful Life	15 years
Patents and Trademarks | Maximum
Finite-Lived Intangible Asset, Useful Life	20 years
Internet Domain Names
Finite-Lived Intangible Asset, Useful Life	15 years	15 years
Intellectual Property
Finite-Lived Intangible Asset, Useful Life		20 years
Intellectual Property | Minimum
Finite-Lived Intangible Asset, Useful Life	5 years
Intellectual Property | Maximum
Finite-Lived Intangible Asset, Useful Life	15 years